Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Income (Loss) Per Share [Abstract]
Schedule of Income (Loss) Per Share	The table below presents basic and diluted net income (loss) per Ordinary Share for the years ended December 31, 2023, 2022 and 2021, respectively:
	December 31, 2023	December 31, 2022	December 31, 2021
Earnings (loss) per share, basic and diluted	$(0.25)	$4.52	$(14.30)

Schedule of Income (Loss) Per Share	The net income (loss) and weighted average number of ordinary shares used in the calculation of basic income (loss) per share are as follows:
	Year ended December 31
	2023	2022	2021
Net income (loss) used in the calculation of earnings (loss) per share, basic and diluted	$(12,055)	$211,334	$(215,235)
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, basic and diluted	47,635,875	46,767,930	15,048,576